UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Registered Fund, L.P.	Kirkpatrick & Lockhart Preston Gates Ellis LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/08

Date of reporting period: 03/31/08

Item 1.	Schedule of Investments.

Not Applicable.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2008

(Unaudited)

1. VALUATION OF INVESTMENTS

The valuation of The Endowment Registered Fund, L.P.’s (the “Registered Fund”) investment in The Endowment Master Fund, L.P. (the “Master Fund”) reflects the Registered Fund’s interest of 46.59% in the net assets of the Master Fund at March 31, 2008. Valuation of investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, which are included herein.

2. INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records monthly its proportionate interest in the net investment income or loss and realized gains and losses and change in appreciation/depreciation of the Master Fund. The performance of the Registered Fund is directly affected by the performance of the Master Fund.

3. FAIR VALUE MEASUREMENTS

Effective January 1, 2008, the Registered Fund adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Registered Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—	quoted prices in active markets for identical assets.

•	Level 2—	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—	significant unobservable inputs (which may include the Registered Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2008

(Unaudited)

The following is a summary categorization, as of March 31, 2008, of the Registered Fund’s investments based on the inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs

Investments	$—	$—	$1,922,999,189

Total	$—	$—	$1,922,999,189

The categorization of the Registered Fund’s investment in the Master Fund as a Level 3 investment does not reflect the fact that many of the underlying investments held by the investment funds in which the Master Fund invests, if owned directly by the Registered Fund, would be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments

Balance as of 12/31/2007	$1,486,263,455
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(79,941,748)
Net Purchases / (Sales)	516,677,482
Distributions	—

Balance as of 3/31/2008	$1,922,999,189

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Master Fund, L.P.	Kirkpatrick & Lockhart Preston Gates Ellis LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/08

Date of reporting period: 03/31/08

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (1)
Bermuda
Private Equity (0.24% of Partners’ Capital)
Campos Verdes Ltd.		$9,850,000

Total Bermuda		9,850,000

Cayman Islands
Absolute Return (1.14% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (3)		47,199,066
Domestic Equity (1.12% of Partners’ Capital)
Tiedemann/Falconer Partners, L.P. (3)		46,220,616
International Equity (7.53% of Partners’ Capital)
Algebris Global Financials Fund, L.P. (3)		63,265,192
Boyer Allan Greater China Fund, L.P. (3)		31,310,320
Boyer Allan Pacific Partners, L.P.		32,398,983
SR Global Fund—Asia Portfolio (Class B, L.P.)		23,901,418
SR Global Fund—Europe Portfolio (Class A, L.P.)		12,460,239
SR Global Fund—International Portfolio (Class C, L.P.)		87,088,471
SR Global Fund—Emerging Markets Portfolio (Class G, L.P.)		25,454,208
SR Phoenicia—Phoenicia Portfolio (Class A, L.P.)		8,456,155
SR Phoenicia—Carthaginian Portfolio (Class B, L.P.)		7,663,724
Tarpon All Equities Fund, LLC (3)		18,845,576
Private Equity (0.75% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		194,565
CJIP II Co-Invest, L.P.		42,445
Gavea Investment Fund II A, L.P.		7,876,026
India Asset Recovery Fund, L.P.		587,153
Orchid Asia IV, L.P.		683,861
Tiger Global Private Investment Partners IV, L.P.		9,463,354
Tiger Global Private Investment Partners V, L.P.		1,335,000
Trustbridge Partners II, L.P. (3)		10,857,675
Real Estate (1.15% of Partners’ Capital)
Forum European Realty Income III, L.P. (3)		3,950,952
New City Asia Partners (T) L.P.		7,003,253
Phoenix Asia Real Estate Investments II, L.P. (3)		7,869,237
Wells Street Offshore Ltd. (3)		28,781,280

Total Cayman Islands		482,908,769

Scotland
Private Equity (0.06% of Partners’ Capital)
Actis Umbrella Fund, L.P.		2,650,000

Total Scotland		2,650,000

United Kingdom
Private Equity (0.13% of Partners’ Capital)
Darwin Private Equity I, L.P.		3,720,457
Exponent Private Equity Partners II, L.P.		416,869
Mid Europa Fund III, L.P.		1,117,003
Real Estate (0.10% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		2,329,646
Patron Capital L.P. II		618,011
Patron Capital L.P. III		1,066,796

Total United Kingdom		9,268,782

United States
Absolute Return (15.79% of Partners’ Capital)
Anchorage Crossover Credit Fund, L.P. (3)		29,655,000
Black River Commodity Multi-Strategy Fund, LLC		14,164,090
Black River Global Multi-Strategy Leveraged Fund, LLC	15,179	17,880,973
Highland Credit Strategies Fund, L.P. (3)		40,307,046
Kenmont Onshore Fund, L.P. (3)		20,406,331
Magnetar Capital Fund, L.P.		47,670,718
OZ Asia Domestic Partners, L.P. (3)		52,418,796
Paulson Advantage Plus, L.P. (3)		99,551,106
Paulson Partners Enhanced, L.P. (3)		54,059,368
PIPE Equity Partners, LLC (3)		44,238,664
PSAM WorldArb Partners, L.P. (3)		50,630,503
Redbrick Capital, L.P. (3)(4)		23,923,743
Sorin Fund, L.P. (3)		58,533,640
Waterstone Market Neutral Fund, L.P. (3)(4)		58,669,833
Whitebox Combined Fund, L.P. (3)		39,617,721

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (1) (continued)
United States (continued)
Domestic Equity (8.93% of Partners’ Capital)
Bonanza Partners, L.P. (3)		$25,687,357
Caduceus Capital II, L.P.		10,946,218
CCM Small Cap Value Qualified Fund, L.P. (3)		34,078,693
Contrarian Equity Fund, L.P. (3)		9,624,860
Criterion Horizons Fund, L.P. (3)		11,544,417
Criterion Institutional Partners, L.P. (3)		13,920,646
Diamond Hill Investment Partners II, L.P. (3)(4)		45,589,144
Empire Capital Partners Enhanced, L.P. (3)(4)		7,510,325
HealthCor, L.P. (3)		43,854,661
Leaf Investment Partners, L.P.		12,466,308
Renaissance Institutional Equities Fund, LLC		32,007,580
Samlyn Onshore Fund, L.P. (3)		27,113,417
The Raptor Global Fund, L.P. (3)		63,701,794
Tiger Consumer Partners, L.P. (3)		30,689,462
Enhanced Fixed Income (13.25% of Partners’ Capital)
Anchorage Short Credit Fund, L.P. (3)		94,483,345
Arx Global High Yield Securities Fund I, L.P. (3)		64,341,935
BDCM Partners I, L.P. (3)		42,697,304
Contrarian Capital Fund I, L.P.		57,727,480
Halcyon European Structured Opportunities Fund, L.P. (3)		33,416,703
Harbinger Capital Partners Fund I, L.P.		98,749,461
Ore Hill Fund, L.P. (3)		38,088,064
The Rohatyn Group Local Currency Opportunity Partners, L.P. (3)(4)		60,933,897
Standard Pacific Asymmetric Opportunities Fund, L.P. (3)		33,731,400
Z Capital Partners I, L.P. (3)		22,532,881
International Equity (7.01% of Partners’ Capital)
Gradient Europe Fund, L.P. (3)		27,089,119
L-R Global Partners, L.P.		3,580,906
Liberty Square Strategic Partners IV (Asia), L.P. (3)		21,078,419
Middle East North Africa Opportunities Fund, L.P. (3)(4)	52,739	60,447,504
Monsoon India Inflection Fund, L.P.		12,518,377
Monsoon India Inflection Fund 2, L.P. (3)		23,765,100
Penta Asia Domestic Partners, L.P		28,311,281
Steel Partners Japan Strategic Fund, L.P.		22,300,139
Skopos HG Fund, LLC (3)	262,504	36,178,017
Taiyo Fund, L.P.		3,018,500
Torrey Pines Fund, LLC (3)(4)		51,030,610
Natural Resources (7.89% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.		4,670,238
BP Capital Energy Equity Fund II, L.P. (3)		41,674,747
CamCap Resources, L.P. (3)		19,706,672
Chilton Global Natural Resources Partners, L.P. (3)		65,336,559
EnCap Energy Capital Fund VII-B, L.P.		742,112
NGP IX Offshore Fund, L.P. (3)		2,399,542
NGP Midstream & Resources, L.P.		2,505,226
Southport Energy Plus Partners, L.P. (3)		76,842,882
The Ospraie Fund, L.P.	31,528	40,953,790
Tocqueville Gold Partners, L.P.		539,242
Treaty Oak Partners (QP), L.P. (3)		18,374,647
Velite Energy, L.P. (3)		51,820,094
Opportunistic Equity (8.03% of Partners’ Capital)
Bear Stearns Emerging Markets Macro Fund, L.P.		27,828,625
Corriente Partners, L.P. (3)		45,857,467
Global Undervalued Securities Fund (QP), L.P. (3)		65,634,174
GMO Mean Reversion Fund (Onshore)		14,331,941
Hayman Capital Partners, L.P.		9,819,000
HomeField Partners, L.P. (3)		18,149,340
Jetstream Global Institutional Fund, L.P. (3)		28,643,038
NWI Explorer Global Macro Fund, L.P. (3)		19,036,216
Pantera Global Macro Fund, L.P. (3)		4,014,049
Pardus European Special Opportunities Fund, L.P. (3)		16,010,790
Passport II, L.P.		28,524,038
Prism Partners (QP), L.P.		12,687,128
SCP Sakonnet Fund, L.P. (3)(4)		40,809,504
Private Equity (7.45% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F, L.P.		1,812,500
Audax Mezzanine Fund II, L.P.		2,830,296

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (1) (continued)
United States (continued)
Private Equity (7.45% of Partners’ Capital) (continued)
BDCM Opportunity Fund II, L.P.		$2,436,686
Brazos Equity Fund II, L.P.		1,507,928
Capital Royalty Partners, L.P.		1,041,618
Carlyle Partners V, L.P.		3,232,699
Catterton Growth Partners, L.P. (3)		1,489,711
Chrysalis Ventures III, L.P.		433,585
Crosslink Crossover Fund IV, L.P.		1,910,486
Crosslink Crossover Fund V, L.P. (3)(4)		20,227,602
Dace Ventures I, L.P. (3)		629,264
Encore Consumer Capital Fund, L.P.		1,662,066
European Divergence Fund, L.P. (3)		55,387,494
Fairhaven Capital Partners, L.P. (3)		3,243,464
GMO Emerging Illiquid Fund, L.P.		8,477,737
Harbinger Capital Partners Special Situations Fund, L.P.		31,945,937
HealthCor Partners Fund, L.P. (3)		1,873,705
Integral Capital Partners VIII, L.P. (3)		17,443,974
Lehman Brothers Venture Partners V, L.P.		914,794
MatlinPatterson Global Opportunities Partners III, L.P.		2,877,372
Monomoy Capital Partners, L.P.		1,459,164
Paulson Credit Opportunities II, L.P. (3)		53,842,168
Pine Brook Capital Partners, L.P.		2,391,310
Pinto America Growth Fund, L.P.		691,057
Private Equity Investment Fund IV, L.P. (3)		5,867,798
Q Funding III, L.P. (3)		14,891,470
Q4 Funding, L.P. (3)		42,237,410
Sanderling Venture Partners VI Co-Investment Fund, L.P.		880,900
Sanderling Venture Partners VI, L.P.		540,230
Silver Lake Partners III, L.P.		1,070,064
Sterling Capital Partners II, L.P.		1,619,702
Sterling Capital Partners III, L.P.		1,535,108
Sterling Group Partners II, L.P.		1,946,634
Strategic Value Global Opportunities Fund I-A, L.P.		3,319,699
The Column Group, L.P.		257,886
The Resolute Fund II, L.P.		1,268,339
Trivest Fund IV, L.P. (3)		2,151,925
Tuckerbrook SB Global Distressed Fund I, L.P. (3)		5,938,621
VCFA Private Equity Partners IV, L.P.		1,141,293
VCFA Venture Partners V, L.P.		2,532,266
Voyager Capital Fund III, L.P.		356,006
Real Estate (2.96% of Partners’ Capital)
Aslan Realty Partners III, LLC		1,890,565
Cypress Realty VI, L.P.		2,041,325
DaVinci Corporate Opportunity Partners, L.P.		861,956
ING Clarion U.S., L.P. (3)		27,558,037
ING Clarion Global, L.P. (3)		27,660,412
Legacy Partners Realty Fund II, LLC		8,987,844
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)		2,995,000
MONY/Transwestern Mezzanine Realty Partners II, LLC		2,097,394
Oak Hill REIT Plus Fund, L.P. (3)		7,070,888
Parmenter Realty Fund III, L.P.		5,686,212
Wells Street Global Partners, L.P. (3)		9,103,590
Woodbourne Daybreak Global Fund, L.P. (3)		26,333,153

Total United States		2,942,998,261

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (Cost $3,173,228,572)		3,447,675,812	83.53%

Passive Foreign Investment Companies (1)
Republic of Mauritius
International Equity (0.24% of Partners’ Capital)
India Capital Fund Ltd. A2 Shares	187,107	10,095,882
Real Estate (0.10% of Partners’ Capital)
Orbis Real Estate Fund I (3)		4,048,073

Total Republic of Mauritius		14,143,955

Total Passive Foreign Investment Corporations (Cost $8,662,749)		14,143,955	0.34%

Bermuda Exempted Mutual Fund Company (1)
Private Equity (0.47% of Partners’ Capital)
Highland CDO Opportunity Fund, Ltd. (3)	20,448	19,378,530

Total Bermuda Exempted Mutual Fund Company (Cost $22,000,000)		19,378,530	0.47%

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies (1) (continued)
Cayman Companies Limited by Shares (1)
Absolute Return (1.61% of Partners’ Capital)
Overseas CAP Partners, Inc. (3)(4)	43,913	$66,171,111
International Equity (1.09% of Partners’ Capital)
The Russian Prosperity Fund	1,056,068	45,189,132
Natural Resources (0.27% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		11,205,564

Total Cayman Companies Limited by Shares (Cost $114,537,412)		122,565,807	2.97%

Total Investments in Investment Funds (Cost $3,318,428,733)		3,603,764,104	87.31%

Investments in Securities
Investments in Registered Investment Companies
Closed End Funds
United States
Agencies (0.06% of Partners’ Capital)
Blackrock Income Opportunity Trust	53,000	516,750
MFS Government Markets Income Trust	34,054	231,908
MFS Intermediate Income Trust	280,000	1,780,800
International Equity (0.02% of Partners’ Capital)
The China Fund, Inc.	25,586	814,658
Multi Sector (0.06% of Partners’ Capital)
Aberdeen Asia-Pacific Income Fund, Inc.	112,300	696,260
Putnam Premier Income Trust	269,802	1,637,698
Treasuries (0.02% of Partners’ Capital)
Western Asset/Claymore US Treasury Inflation Protected Securities Fund	79,800	956,802

Total United States		6,634,876

Total Closed End Funds (Cost $6,619,416)		6,634,876	0.16%

Exchange Traded Funds
United States
Corporate (0.04% of Partners’ Capital)
iShares Goldman Sachs Investop Corporate Bond Fund	15,400	1,620,080
Natural Resources (3.72% of Partners’ Capital)
Energy Select Sector SPDR	725,332	53,718,088
Market Vectors Gold Miners ETF	183,670	8,768,406
Oil Service HOLDRs Trust	333,800	59,015,840
PowerShares DB Agriculture Fund	234,102	8,533,018
streetTRACKS Gold Shares	260,906	23,580,684
Treasuries (2.55% of Partners’ Capital)
iShares Lehman 1-3 Year Treasury Bond Fund	1,065,896	89,791,079
iShares Lehman 20+ Year Treasury Bond Fund	161,306	15,467,632

Total United States		260,494,827

Total Exchange Traded Funds (Cost $256,603,924)		260,494,827	6.31%

Open End Funds
United States
International Equity (0.58% of Partners’ Capital)
Fidelity Japan Smaller Companies Fund	1,864,196	19,033,439
GMO Emerging Markets Fund III	243,051	4,744,359
Natural Resources (1.62% of Partners’ Capital)
BlackRock Global Resources Fund	579,136	33,908,427
The Tocqueville Gold Fund	657,735	32,873,572
Real Estate (1.07% of Partners’ Capital)
Cohen & Steers Asia Pacific Realty Shares	214,279	2,423,498
ING International Real Estate Fund	1,036,787	11,891,949
Morgan Stanley Institutional Fund—International Real Estate Portfolio	1,154,176	29,731,563
Treauries (0.15% of Partners’ Capital)
Wasatch Hoisington US Treasury Fund (3)	423,945	6,371,887

Total United States		140,978,694

Total Open End Funds (Cost $150,958,356)		140,978,694	3.42%

Total Registered Investment Companies (Cost $414,181,696)		408,108,397	9.89%

Private Corporations
United States
Real Estate (0.30% of Partners’ Capital)
Legacy Partners Realty Fund III, Inc.		6,831,775
Net Lease Private REIT V, Inc.		1,543,670
Net Lease Private REIT VI, Inc.		3,985,108

Total United States		12,360,553

Total Private Corporations (Cost $12,797,655)		12,360,553	0.30%

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income
United States
Treasuries (0.68% of Partners’ Capital)
Treasury Inflation Protected Securities, 1.875%, 7/15/13	$1,275,000	$1,580,485
Treasury Inflation Protected Securities, 1.875%, 7/15/15	450,000	527,135
Treasury Inflation Protected Securities, 2.00%, 7/15/14	1,400,000	1,702,584
Treasury Inflation Protected Securities, 2.00%, 01/15/16	950,000	1,095,492
Treasury Inflation Protected Securities, 3.50%, 1/15/11	750,000	1,005,864
Treasury Inflation Protected Securities, 3.625%, 4/15/28	500,000	846,148
United States Treasury Notes, 4.125%, 5/15/15	860,000	929,674
United States Treasury Notes, 4.50%, 2/15/16	950,000	1,045,742
United States Treasury Notes, 4.625%, 8/31/11	750,000	814,453
United States Treasury Notes, 4.625%, 7/31/12	2,000,000	2,186,250
United States Treasury Notes, 4.625%, 11/15/16	3,625,000	3,999,394
United States Treasury Notes, 4.625%, 2/15/17	2,000,000	2,196,718
United States Treasury Notes, 4.75%, 3/31/11	750,000	813,750
United States Treasury Notes, 4.75%, 8/15/17	3,500,000	3,872,421
United States Treasury Notes, 4.875%, 8/15/09	1,050,000	1,097,086
United States Treasury Bonds, 5.25%, 2/15/29	4,000,000	4,508,436
Agencies (0.18% of Partners’ Capital)
Federal Home Loan Bank, 4.50%, 9/16/13	1,000,000	1,052,518
Federal Home Loan Bank, 5.00%, 11/17/17	1,000,000	1,074,138
Federal Home Loan Mortgage Corp., 4.75%, 11/3/09	1,000,000	1,038,539
Federal Home Loan Mortgage Corp., 5.00%, 9/16/08	250,000	252,981
Federal Home Loan Mortgage Corp., 5.25%, 7/18/11	1,000,000	1,075,242
Federal National Mortgage Association, 5.00%, 4/26/17	1,000,000	1,018,929
Federal National Mortgage Association, 5.25%, 9/15/16	250,000	271,268
Federal National Mortgage Association, 5.375%, 7/15/16	750,000	820,651
New Valley Generation II, Series 2001, 5.572%, 5/1/20	41,163	45,255
Overseas Private Investment Corp., 3.74%, 4/15/15	812,645	847,954
Mortgage Backed Securities (0.73% of Partners’ Capital)
Federal Home Loan Mortgage Corp., Gold Pool G11777, 5.00%, 10/1/20	404,857	409,823
Federal Home Loan Mortgage Corp., Gold Pool G18156, 5.00%, 12/1/21	414,426	419,205
Federal Home Loan Mortgage Corp., Gold Pool J064893, 5.00%, 11/1/22	1,928,201	1,949,419
Federal Home Loan Mortgage Corp., Gold Pool J03616, 5.50%, 10/1/21	400,781	409,470
Federal Home Loan Mortgage Corp., Gold Pool C01812, 5.50%, 4/1/34	248,521	251,780
Federal Home Loan Mortgage Corp., Gold Pool A52827, 5.50%, 10/1/36	236,541	239,145
Federal Home Loan Mortgage Corp., Gold Pool A58277, 5.50%, 3/1/37	987,480	998,098
Federal Home Loan Mortgage Corp., Gold Pool P20433, 6.00%, 10/1/31	426,751	437,289
Federal Home Loan Mortgage Corp., Gold Pool A53123, 6.00%, 10/1/36	221,315	227,218
Federal Home Loan Mortgage Corp., Series 3182, Class YB, 5.00%, 9/15/28	500,000	506,143
Federal Home Loan Mortgage Corp., Series 2607, Class EA, 5.00%, 11/15/32	951,439	952,577
Federal Home Loan Mortgage Corp., Series 3078, Class PC, 5.50%, 11/15/30	1,000,000	1,024,273
Federal Home Loan Mortgage Corp., Series R006, Class AK, 5.75%, 12/15/18	499,347	509,802
Federal Home Loan Mortgage Corp., Series 3166, Class VB, 6.00%, 3/15/17	946,756	979,088
Federal Home Loan Mortgage Corp., Series 3178, Class MC, 6.00%, 4/15/32	1,335,000	1,384,667
Federal National Mortgage Association, Pool J05384, 5.00%, 8/1/22	1,361,655	1,376,639
Federal National Mortgage Association, Pool 902291, 5.50%, 11/1/21	420,057	429,397
Federal National Mortgage Association, Pool 906151, 5.50%, 1/1/22	420,723	430,076
Federal National Mortgage Association, Pool 938195, 5.50%, 7/1/22	1,367,012	1,396,660
Federal National Mortgage Association, Pool 778316, 5.50%, 6/1/34	274,207	277,503
Federal National Mortgage Association, Pool 910590, 5.50%, 1/1/37	450,349	455,167
Federal National Mortgage Association, Pool 962344, 5.50%, 3/1/38	2,000,000	2,020,871
Federal National Mortgage Association, Pool 545210, 5.92%, 10/1/11	503,171	529,286
Federal National Mortgage Association, Pool 803745, 6.00%, 7/1/19	670,301	686,182
Federal National Mortgage Association, Pool 380839, 6.12%, 11/1/08	286,221	286,774
Federal National Mortgage Association, Pool 383367, 6.18%, 4/1/11	1,000,000	1,037,905
Federal National Mortgage Association, Series 2005-91, Class DA, 4.50%, 10/25/20	581,411	587,974
Federal National Mortgage Association, Series 2007-79, Class MB, 5.50%, 12/25/30	1,000,000	1,024,750
Government National Mortgage Association, Pool 782114, 5.00%, 9/15/36	440,330	440,466
Government National Mortgage Association, Pool 595824, 5.00%, 7/15/37	1,966,843	1,969,371
Government National Mortgage Association, Pool 650209, 5.50%, 2/15/36	431,933	441,174
Government National Mortgage Association, Pool 662098, 5.50%, 1/15/37	914,527	933,938
Government National Mortgage Association, Pool 669077, 5.50%, 6/15/37	908,882	928,172
Government National Mortgage Association, Pool 599514, 5.50%, 7/15/37	972,197	992,831
Government National Mortgage Association, Pool 671921, 5.50%, 7/15/37	1,399,392	1,429,093
Government National Mortgage Association, Series 2004-78, Class C, 4.66%, 4/16/29	250,000	252,504
Government National Mortgage Association, Series 2007-68, Class CG, 5.50%, 11/20/37	988,385	997,365

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Collateralized Mortgage Obligations (0.27% of Partners’ Capital)
ABN Amro Mortgage Corp, Series 2003-7, Class A2, 5.00%, 7/25/18	$256,049	$254,688
Bank of America Funding Corp., Series 2006-5, Class 2A7, 6.00%, 9/25/36	683,293	687,323
Bank of America Mortgage Securities, Series 2005-5, 5.50%, 6/25/35	285,931	281,949
Banc of America Mortgage Securities, Series 2007-1, Class 1A8, 5.75%, 3/25/37	1,000,000	998,521
Banc of America Mortgage Securities, Series 2007-1, Class 1A10, 5.75%, 3/25/37	1,000,000	951,047
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1, 5.03%, 4/25/33 (2)	99,231	96,460
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 3A1, 5.40%, 4/25/33 (2)	109,047	101,439
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A6, 6.00%, 6/25/36	395,500	369,761
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	256,838	260,209
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class 3B2, 4.44%, 12/25/34 (2)	189,003	94,502
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2A2B, 4.79%, 4/25/35 (2)	149,289	150,394
Countrywide Alternative Loan Trust, Series 2004-33, Class 2B1, 5.17%, 12/25/34 (2)	184,609	36,922
Countrywide Alternative Loan Trust, Series 2005-19CB, Class A4, 5.50%, 6/25/35	151,161	139,145
Countrywide Home Loans, Series 2003-3, Class M6, 5.50%, 7/25/32 (2)	4,099	1,883
Countrywide Home Loans, Series 2003-20, Class 1A14, CMO, 5.50%, 7/25/33	114,567	104,909
Countrywide Home Loans, Series 2005-HYB8, Class 4A1, 5.87%, 12/20/35 (2)	876,694	618,440
CS First Boston Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	41,639	25,393
CS First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	109,717	103,391
CS First Boston Mortgage Securities Corp., Series 2005-5, Class 4A2, 6.25%, 7/25/35	107,130	98,536
CS First Boston Mortgage Securities Corp., Series 2005-11, Class 7A2, 6.00%, 12/25/35	188,153	175,402
Credit Suisse Mortgage Capital Certificate, Series 2006-2, Class 4A11, 5.75% 3/25/36	290,185	276,585
Credit Suisse Mortgage Capital Certificate, Series 2006-4, Class 3A2, 6.50% 5/25/36	159,919	146,220
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0.00%, 9/1/18	25,634	25,140
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	213,318	195,515
First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 6.00%, 6/25/30 (2)	151,377	151,028
GSR Mortgage Loan Trust, Series 2004-11, Class B2, 5.21%, 9/25/34 (2)	208,306	124,984
GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.00%, 6/25/35	242,990	227,609
GSR Mortgage Loan Trust, Series 2005-9F, Class 6A2, 6.50%, 1/25/36	242,882	240,778
Harborview Mortgage Loan Trust, Series, 2004-7, Class 3A2, 4.67%, 11/19/34 (2)	151,987	150,367
Impac Secured Assets Corp., Series 2002-3, Class M2, 7.58%, 8/25/32 (2)	200,000	189,788
Impac Secured Assets Corp., Series 2003-2, Class A2, 6.00%, 8/25/33	630,166	578,216
JP Morgan Mortgage Trust, Series 2004-A1, Class 3A2, 4.99%, 02/25/34 (2)	168,800	161,841
JP Morgan Mortgage Trust, Series 2004-A3, Class 3A2, 4.97%, 07/25/34 (2)	151,761	147,528
Master Asset Securitization Trust, Series 2006-1, Class1A5, 5.75%, 5/25/36	423,337	412,225
Master Seasoned Securities Trust, Series 2004-1, Class 15B2, 6.24%, 8/25/17 (2)	197,356	198,502
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	124,570	81,892
Residential Asset Funding Mortgage, Inc., Series 2002-S17, Class A1, 5.00%, 11/25/17	262,286	264,806
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	63,027	64,723
Residential Funding Mortgage Securities, Inc., Series 2002-S11, Class A1, 5.75%, 8/25/17	70,455	69,749
Residential Funding Mortgage Securities, Inc., Series 2007-S1, Class A6, 6.00%, 1/25/37	485,272	474,511
Structured Asset Securities Corp., Series 2003-4, Class A6, 5.00%, 2/25/33	102,679	95,014
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	69,282	67,962
Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	121,519	121,209
Wells Fargo Mortgage Backed Securities Trust, Series 2003-K, Class 1A2, 4.49%, 11/25/33 (2)	139,614	127,915
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2, 4.56%, 11/25/34 (2)	197,731	191,348
Wells Fargo Mortgage Backed Securities Trust, Series 2006-12, Class A17, 6.00%, 10/25/36	665,000	649,107
Corporate (0.30% of Partners’ Capital)
Consumer (0.04% of Partners’ Capital)
Abbott Laboratories, 5.875%, 5/15/16	500,000	532,984
Caterpillar, Inc., 5.70%, 8/15/16	500,000	526,102
IBM Corp, 5.70%, 9/14/17	400,000	419,024
Electric-Integrated (0.05% of Partners’ Capital)
Cisco Systems, Inc., 5.50%, 2/22/16	500,000	517,304
Dominion Resources, Inc., 5.15%, 7/15/15	500,000	490,157
Duke Energy Carolinas, 5.30%, 10/1/15	500,000	517,170
Southern Power Co., 6.25%, 7/15/12	500,000	537,369
Finance (0.14% of Partners’ Capital)
American General Finance, 4.625%, 5/15/09	645,000	639,825
Bank of America Corp., 5.375%, 8/15/11	500,000	521,531
Berkshire Hathaway Financial, 4.75%, 5/15/12	625,000	649,587
Boeing Capital Corp, 6.50%, 2/15/12	500,000	542,627
General Electric Capital Corp., 5.375%, 10/20/16	500,000	507,722
Goldman Sachs Group, Inc., 5.45%, 11/1/12	1,000,000	1,012,807
Key Bank, NA, 5.50%, 9/17/12	1,000,000	1,009,851
Wachovia Corp, 5.70%, 8/1/13	500,000	500,027
Wells Fargo & Co., 4.625%, 8/9/10	500,000	513,425

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Corporate (0.30% of Partners’ Capital) (continued)
Multimedia (0.02% of Partners’ Capital)
Comcast Cable Communications, 6.75%, 1/30/11	$475,000	$493,839
Walt Disney Co., 5.625%, 9/15/16	500,000	523,927
Natural Resources (0.01% of Partners’ Capital)
Valero Energy Corp., 6.875%, 4/15/12	500,000	537,465
REIT (0.01% of Partners’ Capital)
Weingarten Realty Corp., 4.99%, 9/3/13	375,000	376,316
Retail (0.01% of Partners’ Capital)
Costco Wholesale Corp., 5.50%, 3/15/17	500,000	516,754
Telecom Services (0.02% of Partners’ Capital)
Bellsouth Telecommunications, 5.875%, 1/15/09	500,000	508,187
Verizon Pennsylvania, Inc., 5.65%, 11/15/11	500,000	511,962

Total United States		89,232,040

Total Fixed Income (Cost $86,480,546)		89,232,040	2.16%

Total Investments in Securities (Cost $513,459,897)		509,700,990	12.35%

Total Investments (Cost $3,831,888,630)		$4,113,465,094	99.66%

*	Shares or par value is listed for each investment if it is applicable for that investment type.
(1)	Non-Income Producing Security.
(2)	Security is a “variable rate” bond. The rate reflected is as of March 31, 2008.
(3)	Affiliated investments.
(4)	Affiliated investments for which ownership exceeds 25%.

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2008

(Unaudited)

1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Endowment Master Fund, L.P. (the “Master Fund”) invests in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies and offshore corporations (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

2. VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc. (“Citi”), the Master Fund’s independent administrator (the “Independent Administrator”), in consultation with the Adviser. The valuation procedures of the Master Fund’s underlying investments are reviewed by a committee approved by the board of directors that was established to oversee the valuation of the Master Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Master Fund will equal the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses. Investments held directly by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments (continued)

March 31, 2008

(Unaudited)

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the board of directors, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

3. FAIR VALUE MEASUREMENTS

Effective January 1, 2008, the Master Fund adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Master Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical assets.

•	Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments (continued)

March 31, 2008

(Unaudited)

The following is a summary categorization as of March 31, 2008, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs

Investments	$408,108,397	$89,232,040	$3,616,124,657

Total	$408,108,397	$89,232,040	$3,616,124,657

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments

Balance as of 12/31/2007	$2,859,611,900
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(169,166,382)
Net Purchase / (Sales)	927,613,887
Distributions	(1,934,748)

Balance as of 3/31/2008	$3,616,124,657

4. INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Securities that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding change in appreciation/depreciation is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

At March 31, 2008, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act. A listing of these affiliated Investment Funds (including 2008 activity) is shown below:

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments (continued)

March 31, 2008

(Unaudited)

				2008 Activity
Investment Funds	Shares 12/31/2007	Shares 3/31/2008	Fair Value 12/31/2007	Cost of Purchases	Cost of Sales*	Appreciation/ (Depreciation)	Fair Value 3/31/2008	Interest Income	Realized Gain/(Loss)
Algebris Global Financials Fund, L.P.			$37,940,000	$30,000,000		$(4,674,808)	$63,265,192
Anchorage Crossover Credit Fund, L.P.			—	30,000,000		(345,000)	29,655,000
Anchorage Short Credit Fund, L.P.			42,542,958	30,000,000		21,940,387	94,483,345
ARX Global High Yield Securities Fund I, L.P.			66,281,962	—		(1,940,027)	64,341,935
BDCM Partners I, L.P.			17,117,620	30,000,000		(4,420,316)	42,697,304
Bonanza Partners, L.P.			13,662,058	15,000,000		(2,974,701)	25,687,357
Boyer Allan Greater China Fund, L.P.			7,900,700	25,000,000		(1,590,380)	31,310,320
BP Capital Energy Equity Fund II, L.P.			52,721,334	—		(11,046,587)	41,674,747
CamCap Resources, L.P.			20,180,489	—		(473,817)	19,706,672
Catterton Growth Partners, L.P.			—	1,514,711		(25,000)	1,489,711
CCM Small Cap Value Qualified Fund, L.P.			28,634,532	15,000,000		(9,555,839)	34,078,693
Chilton Global Natural Resources Partners, L.P.			32,178,130	30,000,000		3,158,429	65,336,559
Contrarian Equity Fund, L.P.			9,755,255	—		(130,395)	9,624,860
Corriente Partners, L.P.			25,439,200	20,000,000		418,267	45,857,467
Criterion Horizons Fund, L.P.			12,655,374	—		(1,110,957)	11,544,417
Criterion Institutional Partners, L.P.			15,195,780	—		(1,275,134)	13,920,646
Crosslink Crossover Fund V, L.P.			23,322,640	—		(3,095,038)	20,227,602
Dace Ventures I, L.P.			468,729	176,750		(16,216)	629,264
Diamond Hill Investment Partners II, L.P.			30,913,630	15,000,000		(324,486)	45,589,144
Empire Capital Partners Enhanced, L.P.			—	8,000,000		(489,675)	7,510,325
European Divergence Fund, L.P.			14,946,000	40,000,000		441,494	55,387,494
Fairhaven Capital Partners, L.P.			—	3,269,506		(26,042)	3,243,464
Forum European Realty Income III, L.P.			—	4,018,228		(67,276)	3,950,952
Global Undervalued Securities Fund (QP), L.P.			51,842,345	20,000,000		(6,208,171)	65,634,174
Gradient Europe Fund, L.P.			34,018,983	—		(6,929,864)	27,089,119
Halcyon European Structured Opportunities Fund, L.P.			40,854,588	—		(7,437,885)	33,416,703
HealthCor, L.P.			34,828,106	10,000,000		(973,445)	43,854,661
HealthCor Partners Fund, L.P.			161,394	1,762,311		(50,000)	1,873,705
Highland CDO Opportunity Fund, Ltd.*	20,448	20,448	25,594,168	—		(6,215,638)	19,378,530
Highland Credit Strategies Fund, L.P.			50,520,231	—		(10,213,185)	40,307,046
HomeField Partners, L.P.			7,949,180	10,000,000		200,160	18,149,340
ING Clarion Global, L.P.			12,953,741	15,000,000		(293,329)	27,660,412
ING Clarion US, L.P.			28,039,427	—		(481,390)	27,558,037
Integral Capital Partners VIII, L.P.			—	20,000,000		(2,556,026)	17,443,974
Jetstream Global Institutional Fund, L.P.			33,062,256	—		(4,419,218)	28,643,038
Kenmont Onshore Fund, L.P.			22,974,269	—		(2,567,938)	20,406,331
Liberty Square Strategic Partners IV (Asia), L.P.			23,384,493	—		(2,306,074)	21,078,419
Middle East North Africa Opportunities Fund, L.P.*	50,246	52,739	56,775,765	5,000,000		(1,328,261)	60,447,504
Monsoon India Inflection Fund 2, L.P.			38,842,375			(15,077,275)	23,765,100
Monsoon Infrastructure & Realty Co-Invest, L.P.			—	3,000,000		(5,000)	2,995,000
Montrica Global Opportunities Fund, L.P.			52,639,100	—		(5,440,034)	47,199,066
NGP IX Offshore Fund, L.P.			—	2,457,875		(58,333)	2,399,542
NWI Explorer Global Macro Fund, L.P.			20,891,303	—		(1,855,087)	19,036,216
Oak Hill REIT Plus Fund, L.P.			7,260,309	—		(189,421)	7,070,888
Orbis Real Estate Fund I			3,371,920	408,037		268,116	4,048,073
Ore Hill Fund, L.P.			40,885,463	—		(2,797,399)	38,088,064
Overseas CAP Partners, Inc.*	43,222	43,913	68,745,388	—		(2,574,277)	66,171,111
OZ Asia Domestic Partners, L.P.			53,839,902	—		(1,421,106)	52,418,796
Pantera Global Macro Fund, L.P.			4,412,629	—		(398,580)	4,014,049
Pardus European Special Opportunities Fund, L.P.			19,602,775	—		(3,591,985)	16,010,790
Paulson Advantage Plus, L.P.			49,657,418	40,000,000		9,893,688	99,551,106
Paulson Credit Opportunities Fund II, L.P.			48,631,349	—		5,210,819	53,842,168
Paulson Partners Enhanced, L.P.			49,131,737	—		4,927,631	54,059,368
Phoenix Asia Real Estate Investments II , L.P.			1,730,733	4,575,000		1,563,504	7,869,237
PIPE Equity Partners, LLC			24,987,225	20,000,000		(748,561)	44,238,664
Private Equity Investment Fund IV, L.P.			4,982,123	950,609		(64,934)	5,867,798
PSAM WorldArb Partners, L.P.			53,203,150	—		(2,572,647)	50,630,503
Q Funding III, L.P.			13,489,051	2,335,243		(932,824)	14,891,470
Q4 Funding, L.P.			42,168,465	2,736,485		(2,667,540)	42,237,410
Redbrick Capital, L.P.			53,696,673	—	$22,003,983	(7,768,947)	23,923,743
Samlyn Onshore Fund, L.P.			26,445,230	—		668,187	27,113,417
SCP Sakonnet Fund, L.P.			20,409,418	20,102,200		297,886	40,809,504
Skopos HG Fund, LLC	100,000	262,504	11,851,657	25,000,000		(673,640)	36,178,017
Sorin Fund, L.P.			30,387,760	30,000,000		(1,854,120)	58,533,640
Southport Energy Plus Partners, L.P.			52,790,045	20,000,000		4,052,837	76,842,882
Standard Pacific Asymmetric Opportunities Fund, L.P.			—	34,000,000		(268,600)	33,731,400
Tarpon All Equities Fund, L.P.*			10,940,575	8,000,000		(94,999)	18,845,576
The Raptor Global Fund, L.P.			50,637,395	15,000,000		(1,935,601)	63,701,794
The Rohatyn Group Local Currency Opportunity Partners, L.P.			40,743,644	20,000,000		190,253	60,933,897
Tiedemann/Falconer Partners, L.P.			31,993,945	15,000,000		(773,329)	46,220,616
Tiger Consumer Partners, L.P.			21,137,490	10,000,000		(448,028)	30,689,462
Torrey Pines Fund, LLC			35,948,659	15,000,000		81,951	51,030,610
Treaty Oak Partners (QP), L.P.			19,159,668	—		(785,021)	18,374,647
Trivest Fund IV, L.P.			141,053	2,085,872		(75,000)	2,151,925
Trustbridge Partners II, L.P.			7,186,043	3,889,008		(217,376)	10,857,675
Tuckerbrook SB Global Distressed Fund I, L.P.			5,737,938	350,000		(149,317)	5,938,621
Velite Energy, L.P.			46,736,154	—		5,083,940	51,820,094
Waterstone Market Neutral Fund, L.P.			34,512,285	20,000,000		4,157,548	58,669,833
Wells Street Global Partners, L.P.			5,048,838	5,000,000		(945,248)	9,103,590
Wells Street Offshore Ltd.			10,268,700	22,000,000		(3,487,420)	28,781,280
Wasatch-Hoisington US Treasury Fund			6,165,070	—		206,817	6,371,887
Whitebox Combined Fund, L.P.			—	40,000,000		(382,279)	39,617,721
Woodbourne Daybreak Global Fund, L.P.			30,678,356	—		(4,345,203)	26,333,153
Z Capital Partners I, L.P.			31,219,541	—		(8,686,660)	22,532,881

Total Investment Funds	213,916	379,604	$2,057,123,889	$760,631,836	$22,003,983	$(106,085,995)	$2,689,665,747	$—	$—

*	Sales include return of capital.
**	Voting rights have been waived for these investments.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officers and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 14, 2008

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 14, 2008

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 14, 2008

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 14, 2008

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: May 14, 2008

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 14, 2008